Document and Entity Information	3 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Provision Holding, Inc.
Entity Central Index Key	0001335493
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Entity Filer Category	Smaller Reporting Company